CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)	Jul. 06, 2026	Jun. 19, 2026
Subsequent Events
Reverse stock split, conversion ratio	0.02	0.02